UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

                            SEC FILE NUMBER: 1-12068
                                CUSIP NUMBER: N/A

(Check One):   / / Form 10-K    / / Form 20-F    / / Form 11-K    /X/ Form 10-Q

               / / Form N-SAR   / / Form N-CSR


For Period Ended: March 28, 2004

[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR
For the Transition Period Ended: _________________________

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  Read Instruction (on back page) Before Preparing Form. Please Print or Type.
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     Nothing in this form shall be construed to imply that the verified any information contained herein.
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If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

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PART I -- REGISTRANT INFORMATION

     Metaldyne Corporation
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Full Name of Registrant

     MascoTech, Inc.
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Former Name if Applicable

     47659 Halyard Drive
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Address of Principal Executive Office (Street and Number)

     Plymouth, Michigan 48170-2429
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City, State and Zip Code

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PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[X]  (a)   The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

     (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR, or Form N-CSAR or portion thereof, will be filed on or before the fifteenth calendar day following

[X] the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[ ]  (c)   The accountant's statement or other exhibit required by
           Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report portion thereof, could not be filed within the prescribed time period.

     Metaldyne Corporation (the "Company") is unable to file its Form 10-Q with financial statements at this time and its independent auditors, KPMG LLP, are unable to complete their audit of the Company's 2003 financial statements and review of subsequent interim financial statements due to an independent inquiry into certain matters at the Company's Sintered division, which is more fully described in the Company's Form 12b-25 filed with the Commission on March 29, 2004 (the "Prior 12b-25 Filing").

PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification



R. Jeffrey Pollock, General Counsel        734                207-6200
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              (Name)                   (Area Code)       (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). [ ] Yes [X] No -

     As disclosed in the Company's Form 12b-25 filed with the Commission on March 29, 2004, the Company has not filed its Form 10-K for the fiscal year ended December 28, 2003.

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [X] Yes No

     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


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          Due to the inquiry described in Part III above, the Company is unable at this time to provide its results of operations for the quarter ended March 28, 2004 and to indicate a comparison to the corresponding period of the prior fiscal year. The Company's results for the first quarter of 2004 as compared with the first quarter of 2003 may be impacted by the matters that are the subject of the pending independent inquiry and will be impacted by the conduct of the business generally and the other matters described in the Prior 12b-25 Filing, including the New Castle acquisition in early 2004.

          This discussion reflects the Company's views about its performance and constitute "forward-looking statements." These views involve risks and uncertainties that are difficult to predict and may cause the Company's actual results to differ significantly from the results discussed in such forward-looking statements. Various factors that may affect our ability to attain the projected performance, including those detailed in the filings that we have made from time to time.

          When used above, the words "will," "believe," "anticipate," "intend," "estimate," "expect," "project" and similar expressions are intended to identify forward-looking statements, although not all forward-looking statements contain such identifying words. All forward-looking statements speak only as of the date hereof. Undue reliance should not be placed on these forward-looking statements. No assurance can be given that these plans, intentions or expectations will be achieved.


                              METALDYNE CORPORATION
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                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:   May 14, 2004                        By: /s/ JEFFREY M. STAFEIL
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                                                Name:   Jeffrey M. Stafeil
                                                Title:  Chief Financial Officer